UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21286

Name of Fund: BlackRock Preferred Income Strategies Fund, Inc. (PSY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
Preferred Income Strategies Fund, Inc., 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2009

Date of reporting period: 07/31/2009

Item 1 – Schedule of Investments

BlackRock Preferred Income Strategies Fund, Inc.
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Preferred Securities
		Par
Industry	Capital Trusts	(000)	Value
Building Products - 0.6%	C8 Capital SPV Ltd., 6.64% (a)(b)(c)	$ 3,915	$ 2,206,455
Capital Markets - 4.4%	Ameriprise Financial, Inc., 7.52%, 6/01/66 (c)	7,600	5,852,000
	Lehman Brothers Holdings Capital Trust V,
	3.64% (b)(c)(d)(e)	6,400	640
	State Street Capital Trust III, 8.25% (b)(c)(f)	2,920	2,730,492
	State Street Capital Trust IV, 1.63%, 6/01/67 (c)	12,535	7,055,763
			15,638,895
Commercial Banks - 12.7%	ABN AMRO North America Holding Preferred Capital Repackaging
	Trust I, 6.52% (a)(b)(c)	12,035	7,361,665
	Bank One Capital III, 8.75%, 9/01/30	2,000	1,908,082
	Bank of Ireland Capital Funding II, LP, 5.57% (a)(b)(c)	1,715	634,550
	Bank of Ireland Capital Funding III, LP, 6.11% (a)(b)(c)	2,951	1,091,870
	Barclays Bank Plc, 5.93% (a)(b)(c)	8,500	5,440,000
	First Empire Capital Trust II, 8.28%, 6/01/27	3,630	2,398,225
	HSBC America Capital Trust I, 7.81%, 12/15/26 (a)	2,000	1,819,660
	HSBC Capital Funding LP/Jersey Channel Islands,
	10.18% (a)(b)(c)(f)	4,835	5,125,100
	HSBC Finance Capital Trust IX, 5.91%, 11/30/35 (c)	7,300	4,015,000
	Lloyds Banking Group Plc, 6.66%, 11/21/49 (a)(b)(c)	5,000	2,050,000
	National City Preferred Capital Trust I, 12.00% (b)(c)	1,100	1,160,720
	NationsBank Capital Trust III, 1.06%, 1/15/27 (c)	13,470	7,304,970
	SMFG Preferred Capital USD 3 Ltd., 9.50% (a)(b)(c)	3,550	3,794,808
	Santander Perpetual SA Unipersonal, 6.67%,
	10/29/49 (a)(b)(c)	1,125	939,512
	SunTrust Preferred Capital I, 5.85% (b)(c)	307	178,060
			45,222,222
Diversified Financial	AgFirst Farm Credit Bank, 8.39%, 12/15/16 (c)	4,000	2,941,684
Services - 4.0%	Farm Credit Bank of Texas Series 1, 7.56% (b)(c)	2,500	1,684,425
	ING Capital Funding Trust III, 8.44% (b)(c)	6,066	4,155,210
	JPMorgan Chase Capital XXV, 6.80%, 10/01/37	6,150	5,622,029
			14,403,348
Electric Utilities - 1.3%	PPL Capital Funding, 6.70%, 3/30/67 (c)	5,925	4,503,000
Insurance - 50.7%	AON Corp., 8.21%, 1/01/27	10,000	9,400,000
	AXA SA, 6.38% (a)(b)(c)	13,470	9,429,000
	Ace Capital Trust II, 9.70%, 4/01/30	11,300	10,806,653
	The Allstate Corp., 6.50%, 5/15/57 (c)	12,775	10,220,000
	The Allstate Corp. Series B, 6.13%, 5/15/67 (c)	10,450	8,151,000
	Chubb Corp., 6.38%, 3/29/67 (c)	17,700	14,337,000
	Farmers Exchange Capital, 7.05%, 7/15/28 (a)	5,000	3,630,980
	Financial Security Assurance Holdings Ltd., 6.40% (a)(c)	6,930	2,841,300
	GE Global Insurance Holding Corp., 7.75%, 6/15/30	10,000	8,448,530
	Genworth Financial, Inc., 6.15%, 11/15/66 (c)	3,000	1,425,000
	Great West Life & Annuity Insurance Co., 7.15% (a)(c)	7,500	5,625,000
	Liberty Mutual Group, Inc., 7.00%, 3/15/37 (a)(c)	10,150	6,553,967
	Liberty Mutual Group, Inc., 10.75%, 6/15/88 (a)(c)	7,925	6,676,812
	Lincoln National Corp., 7.00%, 5/17/66 (c)	12,000	7,860,000
	Lincoln National Corp., 6.05%, 4/20/67 (c)	5,025	3,065,250
	MetLife, Inc., 6.40%, 12/15/66	16,825	13,207,625

1

BlackRock Preferred Income Strategies Fund, Inc.
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Preferred Securities
		Par
Industry	Capital Trusts	(000)	Value
	Nationwide Life Global Funding I, 6.75%, 5/15/67	$ 9,675	$ 6,149,401
	Oil Casualty Insurance Ltd., 8.00%, 9/15/34 (a)	3,605	2,163,000
	Principal Life Insurance Co., 8.00%, 3/01/44 (a)	6,325	4,741,568
	Progressive Corp., 6.70%, 6/15/67 (c)(f)	11,650	8,818,549
	Reinsurance Group of America, 6.75%, 12/15/65 (c)	3,000	1,934,817
	Swiss Re Capital I LP, 6.85% (a)(b)(c)	8,875	5,325,000
	The Travelers Cos., Inc., 6.25%, 3/15/67 (c)	12,850	10,930,544
	ZFS Finance (USA) Trust IV, 5.88%, 5/09/32 (a)(c)	1,300	1,056,575
	ZFS Finance (USA) Trust V, 6.50%, 5/09/67 (a)(c)	17,110	14,201,300
	Zenith National Insurance Capital Trust I, 8.55%, 8/01/28 (a)	3,750	3,506,250
			180,505,121
Multi-Utilities - 3.1%	Dominion Resources Capital Trust I, 7.83%, 12/01/27	10,000	9,772,490
	Puget Sound Energy, Inc. Series A, 6.97%, 6/01/67 (c)	1,825	1,333,929
			11,106,419
Oil, Gas & Consumable Fuels -	Enterprise Products Operating LLC, 8.38%, 8/01/66 (c)	4,225	3,675,750
5.8%	Southern Union Co., 7.20%, 11/01/66 (c)	14,400	10,368,000
	TransCanada Pipelines Ltd., 6.35%, 5/15/67 (c)	8,300	6,474,000
			20,517,750
Road & Rail - 0.8%	BNSF Funding Trust I, 6.61%, 12/15/55 (c)	3,750	3,000,000
	Total Capital Trusts - 83.4%		297,103,210
	Preferred Stocks	Shares
Capital Markets - 0.0%	Deutsche Bank Contingent Capital Trust II, 6.55%	530	10,457
Commercial Banks - 9.1%	Barclays Bank Plc, 8.13%	225,000	5,152,500
	First Tennessee Bank NA, 3.90% (a)(c)	4,650	1,862,906
	HSBC USA, Inc. Series D, 4.50% (c)(g)	131,700	2,502,300
	HSBC USA, Inc. Series H, 6.50%	120,000	2,678,400
	Provident Financial Group, Inc., 7.75%	166,800	3,799,921
	Royal Bank of Scotland Group Plc Series M, 6.40%	15,000	200,100
	SG Preferred Capital II, 6.30% (c)	23,000	13,800,000
	Santander Finance Preferred SA Unipersonal, 6.80%	102,200	2,401,700
			32,397,827
Diversified Financial Services -	Cobank ACB, 7.00%	152,000	4,775,536
1.3%
Electric Utilities - 3.3%	Alabama Power Co., 5.83%	14,000	338,800
	Alabama Power Co., 6.50%	145,000	3,277,000
	Entergy Arkansas, Inc., 6.45%	114,400	2,320,181
	Entergy Louisiana LLC, 6.95%	49,850	3,489,500
	Interstate Power & Light Co. Series B, 8.38%	80,000	2,160,800
			11,586,281
Insurance - 14.3%	Aspen Insurance Holdings Ltd., 7.40% (c)	194,000	3,530,800
	Axis Capital Holdings Ltd. Series A, 7.25%	129,300	2,783,829
	Axis Capital Holdings Ltd. Series B, 7.50% (c)	36,000	2,904,750
	Endurance Specialty Holdings Ltd. Series A, 7.75%	139,200	2,846,640
	MetLife, Inc. Series B, 6.50%	904,400	20,710,760

2

BlackRock Preferred Income Strategies Fund, Inc.
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Preferred Securities
Industry	Preferred Stocks	Shares	Value
	Prudential Plc, 6.50%	92,400	$ 1,963,500
	RenaissanceRe Holding Ltd. Series D, 6.60%	435,000	9,143,700
	Zurich RegCaPS Funding Trust, 6.58% (a)(c)	9,800	7,144,813
			51,028,792
Multi-Utilities - 2.9%	Pacific Gas & Electric Co. Series A, 6.00%	140,000	3,592,400
	Dominion Resources, Inc., 7.50% (c)	8,400,000	6,636,000
			10,228,400
Real Estate Investment Trusts	BRE Properties, Inc. Series D, 6.75%	35,000	652,050
(REITs) - 5.8%	Developers Diversified Realty Corp., 8.00%	400,000	5,872,000
	First Industrial Realty Trust, Inc., 6.24% (c)	2,390	924,631
	Firstar Realty LLC, 8.88% (a)	4,000	3,818,750
	Kimco Realty Corp. Series F, 6.65%	50,000	960,500
	Public Storage, Inc. Series I, 7.25%	160,000	3,880,000
	Public Storage Series F, 6.45%	40,000	824,000
	Public Storage Series M, 6.63%	71,900	1,547,288
	Regency Centers Corp. Series D, 7.25%	100,000	2,080,000
			20,559,219
Thrifts & Mortgage Finance -	Sovereign Bancorp, Inc. Series C, 7.30% (h)	48,000	1,099,680
0.3%
Wireless Telecommunication	Centaur Funding Corp., 9.08%	2,423	2,036,077
Services - 0.6%
	Total Preferred Stocks - 37.6%		133,722,269
		Par
	Trust Preferreds	(000)
Communications Equipment -	Corporate-Backed Trust Certificates, Motorola Debenture Backed
0.4%	Series 2002-14, 8.38%, 11/15/28	$ 2,000	1,545,987
Consumer Finance - 4.0%	Capital One Capital II, 7.50%, 6/15/66	16,702	14,190,246
Diversified Financial Services -	ING Groep NV, 7.20% (b)	3,500	2,776,246
0.8%
Electric Utilities - 2.7%	Georgia Power Co. Series O, 1.48%, 4/15/33	1,250	1,240,192
	HECO Capital Trust III, 6.50%, 3/18/34	1,250	1,142,993
National Rural Utilities Cooperative Finance Corp., 6.75%,
	2/15/43	1,250	1,176,158
	PPL Energy Supply LLC, 7.00%, 7/15/46	5,835	5,971,399
			9,530,742
Gas Utilities - 4.2%	Southwest Gas Capital II, 7.70%, 9/15/43	15,125	14,854,049
Insurance - 3.2%	ABN AMRO North America Capital Funding Trust II,
	2.87% (a)(b)(c)	11,000	646,316
	Lincoln National Capital VI Series F, 6.75%, 9/11/52	5,000	3,930,818
	W.R. Berkley Capital Trust II, 6.75%, 7/26/45	7,375	6,884,192
			11,461,326
	Total Trust Preferreds - 15.3%		54,358,596
	Total Preferred Securities - 136.3%		485,184,075

3

BlackRock Preferred Income Strategies Fund, Inc.
Schedule of Investments July 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
Industry	Corporate Bonds	(000)	Value
Insurance - 2.5%	Oil Insurance Ltd., 7.56% (a)(b)(c)	$ 5,000 $	2,235,350
QBE Insurance Group Ltd., 9.75%, 3/14/14 (a)		5,967	6,478,986
Structured Asset Repackaged Trust Series 2004-1, 1.63%,
4/21/11 (a)(b)(c)		341	299,986
	Total Corporate Bonds - 2.5%		9,014,322
	Total Long-Term Investments
	(Cost - $654,954,349) - 138.8%		494,198,397
Short-Term Securities		Shares
BlackRock Liquidity Funds, TempFund, 0.29% (i)(j)		35,181,340	35,181,340
	Total Short-Term Securities
	(Cost - $35,181,340) - 9.9%		35,181,340
Total Investments
	(Cost - $690,135,689*) - 148.7%		529,379,737
Liabilities in Excess of Other Assets - (1.2)%			(4,236,551)
Preferred Shares, at Redemption Value - (47.5)%			(169,080,511)
Net Assets Applicable to Common Shares - 100.0%			$ 356,062,675
* The cost and unrealized appreciation (depreciation) of investments as of July 31, 2009, as computed for federal income tax purposes, were as follows:
Aggregate cost	$ 691,191,965
Gross unrealized appreciation	$ 8,893,126
Gross unrealized depreciation	(170,705,354)
Net unrealized depreciation	$ (161,812,228)
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b) Security is perpetual in nature and has no stated maturity date. In certain instances, a final maturity date may be extended and/or the final payment may be deferred at the issuer's option for a specified time without default.
(c) Variable rate security. Rate shown is as of report date.
(d) Non-income producing security.
(e) Issuer filed for bankruptcy and/or is in default of interest payments.
(f) All or a portion of security held as collateral in connection with open reverse repurchase agreements.
(g) All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
(h) Depositary receipts.
(i) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, were as follows:
Affiliate	Net Activity	Income
BlackRock Liquidity Funds, TempFund	35,181,340	$ 48,871
BlackRock Liquidity Series, LLC
Cash Sweep Series	$ (28,803,004)	$ 108,244
(j) Represents the current yield as of report date.
• For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-
classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
	4

BlackRock Preferred Income Strategies Fund, Inc.
Schedule of Investments July 31, 2009 (Unaudited)
• Financial futures contracts purchased as of July 31, 2009 were as follows:
Unrealized
Contracts		Issue	Expiration Date		Face Amount	Appreciation
26	30-Year U.S. Treasury Notes		September 2009	$ 3,036,167		$ 57,833
• Reverse repurchase agreements outstanding as of July 31, 2009 were as follows:
	Interest				Net Closing
Counterparty		Rate	Trade Date	Maturity Date	Amount	Face Amount
Barclays Bank Plc		1.29%	7/14/09	8/17/09	$ 7,579,772	$ 7,570,819
• Credit default swaps on single-name issue - buy protection outstanding as of July 31, 2009 were as follows:
Pay
		Fixed				Unrealized
Issuer		Rate	Counterparty	Expiration	Notional Amount (000)	Depreciation
Altria Group, Inc.		1.03%	Deutsche Bank AG	December 2013	$8,000	$ (134,310)
Nordstrom Inc.		5.20%	Deutsche Bank AG	June 2014	$2,000	(315,393)
Total						$ (449,703)
• Credit default swaps on single-name issue - sold protection outstanding as of July 31, 2009 were as follows:
Receive
	Fixed			Credit	Notional Amount	Unrealized
Issuer	Rate	Counterparty	Expiration	Rating[1]	(000)[2]	Appreciation
Philip Morris
International,
Inc.	1.73%	Deutsche Bank AG	December 2013	A	$8,000	$ 233,810
[1] Using the Standard and Poor's ratings of the issuer.
[2] The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
5

BlackRock Preferred Income Strategies Fund, Inc.
Schedule of Investments as of July 31, 2009 (Unaudited)
•	Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value
	Measurements" clarifies the definition of fair value, establishes a framework for measuring fair values and
	requires additional disclosures about the use of fair value measurements. Various inputs are used in
	determining the fair value of investments, which are as follows:
	• Level 1 - price quotations in active markets/exchanges for identical securities
	• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or
	liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in
	markets that are not active, inputs other than quoted prices that are observable for the assets or
	liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities,
	credit risks and default rates) or other market-corroborated inputs)
	• Level 3 - unobservable inputs based on the best information available in the circumstances, to the
	extent observable inputs are not available (including the Fund's own assumptions used in
	determining the fair value of investments)
	The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated
	with investing in those securities. For information about the Fund's policy regarding valuation of investments
	and other significant accounting policies, please refer to the Fund's most recent financial statements as
	contained in its semi-annual report.
	The following table summarizes the inputs used as of July 31, 2009 in determining the fair valuation of the
	Fund's investments:
	Valuation	Investments in
	Inputs	Securities
		Assets
	Level 1
	Long-Term Investments
	Preferred Stocks	$ 80,209,204
	Trust Preferreds	53,712,280
	Short-Term Securities	35,181,340
	Total Level 1	169,102,824
	Level 2
	Long-Term Investments
	Capital Trusts	294,940,210
	Preferred Stocks	36,223,565
	Trust Preferreds	646,316
	Corporate Bonds	8,714,336
	Total Level 2	340,524,427
	Level 3
	Long-Term Investments
	Capital Trusts	2,163,000
	Preferred Stocks	17,289,500
	Corporate Bonds	299,986
	Total Level 3	19,752,486
	Total	$ 529,379,737
		6

BlackRock Preferred Income Strategies Fund, Inc.
Schedule of Investments as of July 31, 2009 (Unaudited)
Valuation		Other Financial
Inputs		Instruments[1]
		Assets	Liabilities
Level 1		$ 57,833	-
Level 2		-	$ (8,020,522)
Level 3		233,810	-
Total		$ 291,643	$ (8,020,522)
[1] Other financial instruments are swaps, financial futures contracts and reverse repurchase agreements. Swaps and financial futures contracts are shown at the unrealized appreciation/depreciation on the instrument. Reverse repurchase agreements are shown at market value.
The following is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:
Investments in
Securities
	Captital	Preferred	Corporate
	Trusts	Stocks	Bonds	Total
Balance, as of		-	-	-
October 31, 2008
Realized gain (loss)		-	-	-
Change in unrealized		-	-	-
appreciation/
depreciation
Net sales		-	-	-
Net transfers in	$ 2,163,000	$ 17,289,500	$ 299,986	$ 19,752,486
Balance, as of
July 31, 2009	$ 2,163,000	$ 17,289,500	$ 299,986	$ 19,752,486
Other Financial
Instruments[2]
Assets
Balance, as of October 31, 2008		-
Accrued discounts/premiums		-
Realized gain (loss)		-
Change in unrealized
appreciation/depreciation		-
Net purchases (sales)		-
Net transfers in		$ 233,810
Balance, as of July 31, 2009		$ 233,810
[2] Other financial instruments are swaps which are shown at the unrealized appreciation/depreciation on the instrument.
7

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Preferred Income Strategies Fund, Inc.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Preferred Income Strategies Fund, Inc.

Date: September 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Preferred Income Strategies Fund, Inc.

Date: September 22, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Preferred Income Strategies Fund, Inc.

Date: September 22, 2009